Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 9 – COMMITMENTS AND CONTINGENT LIABILITIES

a)	Obligation to pay royalties to the State of Israel

The Company is required to pay royalties to the State of Israel (represented by the Israel Innovation Authority), computed on the basis of proceeds from the sale or license of products which development was supported by State grants.

In accordance with the terms of the financial participation, the State is entitled to royalties on the sale or license of any product which development was supported with State participation.

These royalties are generally 3% - 5% of sales until repayment of 100% of the grants (linked to the dollar) received by the Company plus annual interest at the LIBOR rate.

The aggregate contingent obligation payable by the Company as of December 31, 2019 was approximately $5,197 which represents the gross amount of grants actually received by the Company from the Israel Innovation Authority, including accrued interest as of December 31, 2019.

In January 2019, the Company submitted a new grant application to the Israel Innovation Authority for funding of its clinical development program of prevention of cytokine storms and organ dysfunction associated with sepsis. On April 16, 2019, the Company’s application for grants at 50% participation of a NIS 7,668 ($2,219) plan to be executed in Israel was approved by the Israel Innovation Authority. The plan was approved for a period commencing January 1, 2019 and ending December 31, 2019.

As of December 31, 2019, the Company had not paid any royalties to the Israel Innovation Authority.

b)	On September 7, 2018 the Company entered into an agreement with its Executive Chairman. According to the agreement, the Company committed to grant the Executive Chairman a minimum performance bonus of 50% of the Chairman’s base director’s fee retainer for the first two fiscal years after a Public Event. Upon termination of the Chairman’s board service, under certain conditions defined in the agreement, the Executive Chairman will be entitled to receive an amount of up to three times his then annual base retainer plus the value of accrued benefits. As of December 31, 2019, no termination liability was accrued or paid.